Nuveen High Yield Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 91.8%
	CORPORATE BONDS – 74.1%
	Aerospace & Defense – 0.4%
$2,250	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	$2,488,275
	Air Freight & Logistics – 0.4%
2,475	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	2,518,857
	Airlines – 0.2%
675	United Airlines Inc, 144A	4.375%	4/15/26	Ba1	703,846
675	United Airlines Inc, 144A	4.625%	4/15/29	Ba1	696,094
1,350	Total Airlines				1,399,940
	Auto Components – 3.2%
4,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	4,080,000
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	Ba2	1,957,500
2,805	Dornoch Debt Merger Sub Inc, 144A	6.625%	10/15/29	Caa1	2,769,937
1,850	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB-	1,987,270
3,750	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB-	4,071,394
1,000	IHO Verwaltungs GmbH, 144A, (cash 6.000%, PIK 6.750%)	6.000%	5/15/27	Ba2	1,028,750
3,325	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	3,433,062
1,245	PECF USS Intermediate Holding III Corp, 144A	8.000%	11/15/29	CCC	1,289,198
19,775	Total Auto Components				20,617,111
	Automobiles – 0.6%
1,500	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	1,704,375
1,800	Ford Motor Credit Co LLC	4.000%	11/13/30	BB+	1,936,440
3,300	Total Automobiles				3,640,815
	Beverages – 1.1%
5,175	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	5,123,250
1,750	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	1,678,425
6,925	Total Beverages				6,801,675
	Biotechnology – 0.7%
4,800	Emergent BioSolutions Inc, 144A, (3)	3.875%	8/15/28	BB-	4,606,896
	Building Products – 0.9%
2,640	Park River Holdings Inc, 144A	6.750%	8/01/29	Caa1	2,586,382
2,110	SRS Distribution Inc, 144A	6.000%	12/01/29	CCC	2,120,550
      0

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Building Products (continued)
$880	Standard Industries Inc/NJ, 144A	4.375%	7/15/30	BB	$898,044
5,630	Total Building Products				5,604,976
	Chemicals – 4.0%
5,105	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	4,990,138
3,930	EverArc Escrow Sarl, 144A	0.000%	10/30/29	B+	3,932,908
3,900	Olympus Water US Holding Corp, 144A	4.250%	10/01/28	B2	3,878,082
2,470	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	2,618,200
3,200	Tronox Inc, 144A	4.625%	3/15/29	B	3,196,000
3,320	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	3,355,690
785	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	792,850
570	WR Grace Holdings LLC, 144A	4.875%	6/15/27	BB+	585,464
2,005	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	2,052,619
25,285	Total Chemicals				25,401,951
	Commercial Services & Supplies – 4.3%
3,245	ADT Security Corp, 144A	4.125%	8/01/29	BB-	3,196,325
750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	B	786,900
5,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	B	4,996,900
1,250	Covert Mergeco Inc, 144A	4.875%	12/01/29	B1	1,268,750
3,000	Garda World Security Corp, 144A	4.625%	2/15/27	BB+	2,985,000
2,600	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	2,622,750
3,000	LABL Inc, 144A	5.875%	11/01/28	B2	3,091,875
1,730	LABL Inc, 144A	8.250%	11/01/29	CCC+	1,739,602
2,800	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	2,907,800
3,225	Pitney Bowes Inc, 144A	7.250%	3/15/29	BB	3,313,687
330	Stericycle Inc, 144A	3.875%	1/15/29	BB	325,050
26,930	Total Commercial Services & Supplies				27,234,639
	Communications Equipment – 0.3%
1,800	Viasat Inc, 144A	5.625%	4/15/27	BB+	1,855,260
	Consumer Finance – 1.2%
3,000	Navient Corp	4.875%	3/15/28	Ba3	2,992,500
1,975	Navient Corp	5.500%	3/15/29	Ba3	1,970,062
2,850	OneMain Finance Corp	4.000%	9/15/30	Ba2	2,802,633
7,825	Total Consumer Finance				7,765,195
	Distributors – 0.2%
1,400	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	1,389,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services – 0.3%
$2,040	OneMain Finance Corp	3.500%	1/15/27	Ba2	$2,017,050
	Diversified Telecommunication Services – 2.8%
4,975	Altice France SA/France, 144A	5.125%	7/15/29	B	4,852,864
2,000	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB-	2,047,420
2,500	Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB-	2,512,500
1,770	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	1,859,792
2,110	Iliad Holding SASU, 144A	7.000%	10/15/28	BB-	2,218,813
700	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	696,500
3,860	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	3,908,250
17,915	Total Diversified Telecommunication Services				18,096,139
	Electric Utilities – 0.8%
1,800	Bruce Mansfield Unit 1 2007 Pass Through Trust, (4)	6.850%	6/01/34	N/R	2,250
2,725	Edison International	5.375%	9/15/70	BB+	2,854,710
2,245	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB-	2,353,579
6,770	Total Electric Utilities				5,210,539
	Electrical Equipment – 0.4%
2,750	Vertiv Group Corp, 144A	4.125%	11/15/28	BB-	2,777,500
	Electronic Equipment, Instruments & Components – 1.5%
1,275	II-VI Inc, 144A	5.000%	12/15/29	BB	1,302,056
8,250	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	8,464,912
9,525	Total Electronic Equipment, Instruments & Components				9,766,968
	Energy Equipment & Services – 0.9%
3,950	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	4,118,744
1,625	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B	1,674,660
5,575	Total Energy Equipment & Services				5,793,404
	Equity Real Estate Investment Trust – 1.1%
2,000	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	2,073,960
1,815	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB-	1,857,598
1,090	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	1,095,995
1,755	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB-	1,736,257
6,660	Total Equity Real Estate Investment Trust				6,763,810
	Food & Staples Retailing – 1.0%
1,000	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	1,027,455
1,620	New Albertsons LP	8.000%	5/01/31	B+	1,976,400

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food & Staples Retailing (continued)
$3,500	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	$3,472,210
6,120	Total Food & Staples Retailing				6,476,065
	Food Products – 0.3%
1,575	Post Holdings Inc, 144A	4.625%	4/15/30	B+	1,604,138
	Gas Utilities – 0.3%
1,850	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	1,822,250
	Health Care Providers & Services – 4.6%
1,400	AdaptHealth LLC, 144A	5.125%	3/01/30	B1	1,424,500
1,890	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	1,871,100
4,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	4,075,000
900	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	963,000
1,800	DaVita Inc, 144A	4.625%	6/01/30	Ba3	1,842,750
1,750	Global Medical Response Inc, 144A	6.500%	10/01/25	B	1,767,500
3,075	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	3,059,625
4,000	Team Health Holdings Inc, 144A, (3)	6.375%	2/01/25	CCC	3,765,000
4,500	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	4,623,750
5,600	Tenet Healthcare Corp, 144A	4.375%	1/15/30	B+	5,673,164
28,915	Total Health Care Providers & Services				29,065,389
	Health Care Technology – 0.6%
3,700	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	3,750,875
	Hotels, Restaurants & Leisure – 0.7%
1,840	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC-	1,748,000
2,485	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	2,547,125
270	Wynn Resorts Ltd, 144A	5.125%	10/01/29	B+	274,050
4,595	Total Hotels, Restaurants & Leisure				4,569,175
	Household Durables – 0.9%
2,350	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A, (3)	7.000%	12/31/27	CCC	2,214,875
3,425	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	3,599,504
5,775	Total Household Durables				5,814,379
	Household Products – 0.6%
3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,775,500
	Independent Power & Renewable Electricity Producers – 0.3%
1,625	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,637,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial Conglomerates – 0.7%
$4,625	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.375%	2/01/29	BB	$4,509,375
	Insurance – 1.7%
3,700	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	3,598,250
1,100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	1,100,000
1,925	AmWINS Group Inc, 144A	4.875%	6/30/29	B-	1,944,250
1,345	Antero Resources Corp, 144A	5.375%	3/01/30	BB	1,437,805
2,920	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	2,868,900
10,990	Total Insurance				10,949,205
	Interactive Media & Services – 0.9%
3,200	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	3,198,336
2,750	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	2,617,918
5,950	Total Interactive Media & Services				5,816,254
	IT Services – 2.4%
5,895	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	5,850,787
3,700	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	3,820,250
2,880	CA Magnum Holdings, 144A	5.375%	10/31/26	BB-	2,977,200
2,375	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	2,529,375
14,850	Total IT Services				15,177,612
	Leisure Products – 0.5%
3,200	Academy Ltd, 144A	6.000%	11/15/27	Ba3	3,412,000
	Media – 7.4%
2,025	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	2,071,960
5,650	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	5,812,438
4,920	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	5,252,100
1,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B+	1,594,000
2,970	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	3,016,882
2,750	DISH DBS Corp	7.375%	7/01/28	B-	2,784,375
2,740	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	2,767,400
2,800	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	2,965,900
3,095	Gray Escrow Inc, 144A	5.375%	11/15/31	BB-	3,183,981
1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,881,000
4	iHeartCommunications Inc	6.375%	5/01/26	B+	4,604
2,420	iHeartCommunications Inc, 144A	4.750%	1/15/28	B+	2,454,170
3,400	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	3,417,000
3,270	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	3,288,279
4,500	Univision Communications Inc, 144A	4.500%	5/01/29	B1	4,545,000

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$1,800	UPC Broadband Finco BV, 144A	4.875%	7/15/31	BB+	$1,836,000
45,744	Total Media				46,875,089
	Metals & Mining – 1.4%
1,660	Allegheny Technologies Inc	4.875%	10/01/29	B	1,661,660
1,400	Allegheny Technologies Inc	5.125%	10/01/31	B	1,410,500
3,300	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	3,551,625
2,335	Warrior Met Coal Inc, 144A	7.875%	12/01/28	BB	2,393,375
8,695	Total Metals & Mining				9,017,160
	Mortgage Real Estate Investment Trust – 0.1%
750	Starwood Property Trust Inc, 144A	3.750%	12/31/24	BB+	758,070
	Oil, Gas & Consumable Fuels – 11.4%
1,700	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	1,873,468
1,835	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB	1,935,953
750	Antero Resources Corp, (3)	5.000%	3/01/25	BB	762,030
1,203	Antero Resources Corp, 144A	8.375%	7/15/26	BB	1,369,700
2,750	Callon Petroleum Co	6.125%	10/01/24	B	2,708,750
3,750	Calumet Specialty Products Partners LP / Calumet Finance Corp, (3)	7.750%	4/15/23	B-	3,735,937
1,530	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB-	1,524,263
4,050	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	4,206,917
2,900	Energean Israel Finance Ltd, 144A, Reg S	5.875%	3/30/31	BB-	2,841,712
2,600	Energy Transfer LP	6.500%	11/15/70	BB	2,645,500
2,350	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	2,444,000
440	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	492,800
3,075	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	3,251,812
575	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB	592,664
1,130	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB	1,166,725
2,750	Laredo Petroleum Inc	9.500%	1/15/25	B	2,805,000
2,750	Matador Resources Co	5.875%	9/15/26	BB-	2,832,500
1,975	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	2,067,687
1,850	Murphy Oil Corp	6.375%	7/15/28	BB+	1,966,236
1,850	Murphy Oil Corp	7.050%	5/01/29	BB+	2,032,410
3,615	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	3,587,887
2,800	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	2,887,640
1,150	NuStar Logistics LP	6.375%	10/01/30	BB-	1,276,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,750	Occidental Petroleum Corp	6.375%	9/01/28	BB+	$3,265,185
5,700	Occidental Petroleum Corp	8.875%	7/15/30	BB+	7,687,362
3,150	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	3,130,312
1,400	SM Energy Co	5.625%	6/01/25	B	1,410,500
620	SM Energy Co, (3)	6.500%	7/15/28	B	641,700
1,850	Southwestern Energy Co	5.375%	3/15/30	BB	1,982,238
2,145	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	2,134,275
1,285	Western Midstream Operating LP	5.300%	2/01/30	BB+	1,412,266
68,278	Total Oil, Gas & Consumable Fuels				72,671,929
	Personal Products – 0.6%
4,050	HFC Prestige Products Inc/HFC Prestige International US LLC, 144A	4.750%	1/15/29	B+	4,115,813
	Pharmaceuticals – 3.3%
2,750	Bausch Health Americas Inc, 144A	9.250%	4/01/26	B	2,904,687
2,750	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	2,530,000
2,750	Bausch Health Cos Inc, 144A	7.250%	5/30/29	B	2,722,500
950	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B-	931,000
2,775	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	2,820,094
3,750	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	3,917,550
2,300	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	2,350,439
2,600	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/09/27	Ba2	2,576,262
20,625	Total Pharmaceuticals				20,752,532
	Professional Services – 0.5%
2,800	Dun & Bradstreet Corp, 144A	5.000%	12/15/29	BB-	2,864,484
	Real Estate Management & Development – 1.4%
3,000	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	2,955,000
1,675	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,712,687
1,750	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,802,500
2,350	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B+	2,538,000
8,775	Total Real Estate Management & Development				9,008,187
	Road & Rail – 0.2%
1,335	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,297,620
	Software – 1.9%
3,650	Avaya Inc, 144A	6.125%	9/15/28	BB	3,869,000
3,300	Elastic NV, 144A	4.125%	7/15/29	B+	3,264,954
1,325	Fair Isaac Corp, 144A	4.000%	6/15/28	BB+	1,362,007

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Software (continued)
$3,875	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	$3,780,450
12,150	Total Software				12,276,411
	Specialty Retail – 3.8%
2,965	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	2,994,650
2,765	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB-	2,810,622
1,850	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	1,884,688
1,850	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	1,919,745
2,425	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	2,340,125
2,650	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	2,544,000
3,190	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	3,278,299
2,575	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	2,576,133
1,875	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	1,846,875
1,675	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	1,721,632
23,820	Total Specialty Retail				23,916,769
	Technology Hardware, Storage & Peripherals – 1.0%
1,825	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B2	1,965,050
3,080	NCR Corp, 144A	5.125%	4/15/29	N/R	3,188,416
1,080	NCR Corp, 144A	5.250%	10/01/30	BB-	1,109,700
5,985	Total Technology Hardware, Storage & Peripherals				6,263,166
	Textiles, Apparel & Luxury Goods – 0.3%
2,180	Wolverine World Wide Inc, 144A	4.000%	8/15/29	Ba2	2,119,549
$463,537	Total Corporate Bonds (cost $466,021,474)				472,066,684

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 16.5% (5)
	Airlines – 0.3%
$1,850	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	$1,850,990
	Auto Components – 0.7%
3,000	Clarios Global LP, Term Loan B	3.354%	1-Month LIBOR	3.250%	4/30/26	B1	2,988,192
1,786	Truck Hero, Inc., Term Loan B	4.000%	1-Month LIBOR	3.250%	2/24/28	B2	1,780,506
4,786	Total Auto Components						4,768,698
	Banks – 0.1%
349	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	354,766
	Beverages – 0.3%
1,671	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	1,655,303

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Building Products – 0.4%
$2,574	White Cap Buyer LLC, Term Loan B	4.500%	1-Month LIBOR	4.000%	10/19/27	B	$2,579,547
	Capital Markets – 0.6%
3,655	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	3,597,141
	Chemicals – 0.1%
600	Diamond (BC) B.V., Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	598,920
	Commercial Services & Supplies – 0.7%
4,254	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	4,272,532
	Diversified Financial Services – 0.9%
1,836	Getty Images, Inc., Term Loan B	4.604%	1-Month LIBOR	4.500%	2/19/26	B2	1,840,625
3,968	Verscend Holding Corp., Term Loan B	4.104%	1-Month LIBOR	4.000%	8/27/25	BB-	3,972,201
5,804	Total Diversified Financial Services						5,812,826
	Food & Staples Retailing – 0.4%
2,345	H Food Holdings LLC, Term Loan B	3.792%	1-Month LIBOR	3.688%	5/31/25	B2	2,333,590
137	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	136,848
2,482	Total Food & Staples Retailing						2,470,438
	Health Care Equipment & Supplies – 0.5%
3,000	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	3,002,715
	Health Care Providers & Services – 1.5%
4,650	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.852%	1-Month LIBOR	3.750%	11/16/25	B1	4,652,302
5,017	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	5,022,341
9,667	Total Health Care Providers & Services						9,674,643
	Hotels, Restaurants & Leisure – 0.9%
375	24 Hour Fitness Worldwide, Inc., Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	278,241
138	24 Hour Fitness Worldwide, Inc., Term Loan	3.000%	3-Month LIBOR	2.000%	9/29/26	N/R	136,860
2,771	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	2,674,073
2,351	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	2,354,553
597	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	601,758
6,232	Total Hotels, Restaurants & Leisure						6,045,485
	Household Durables – 0.5%
2,012	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	1,979,772
37	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	37,180

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Household Durables (continued)
$1,225	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	$1,227,941
3,274	Total Household Durables						3,244,893
	Internet & Direct Marketing Retail – 0.2%
1,340	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.750%	11/08/27	B	1,342,387
	IT Services – 1.5%
2,729	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	2,688,027
4,030	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	3,835,863
3,000	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	2,986,875
9,759	Total IT Services						9,510,765
	Machinery – 0.2%
1,224	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,226,335
	Media – 0.6%
3,837	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	3,845,167
	Oil, Gas & Consumable Fuels – 0.2%
1,266	QuarterNorth Energy Holding Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	1,273,017
	Paper & Forest Products – 0.4%
2,811	Sylvamo Corporation, Term Loan B	5.000%	1-Month LIBOR	4.500%	9/13/28	BB+	2,830,102
	Personal Products – 0.9%
7,252	Revlon Consumer Products Corporation, Term Loan B, (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	5,756,050
	Pharmaceuticals – 0.7%
4,423	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	4,444,599
	Semiconductors & Semiconductor Equipment – 0.4%
3,685	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	2,856,054
	Software – 2.3%
940	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	941,088
2,475	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	2,476,085
6,166	Finastra USA, Inc., Term Loan, First Lien, (DD1)	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	6,146,600
963	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	887,510
2,878	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	2,881,226

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Software (continued)
$1,297	Rocket Software Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	$1,296,904
14,719	Total Software						14,629,413
	Specialty Retail – 1.2%
1,027	Michaels Companies, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/15/28	Ba3	1,019,323
2,571	PECF USS Intermediate Holding III Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	2,576,978
2,494	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	2,500,770
1,840	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	1,782,841
7,932	Total Specialty Retail						7,879,912
$108,446	Total Variable Rate Senior Loan Interests (cost $105,082,390)						105,522,698

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Banks – 0.0%
32,423	iQor US Inc, (8), (9)	$237,758
	Electric Utilities – 0.3%
38,861	Energy Harbor Corp, (8), (9), (10)	1,810,262
	Hotels, Restaurants & Leisure – 0.1%
86,730	24 Hour Fitness Worldwide Inc, (8)	162,619
182,331	24 Hour Fitness Worldwide Inc, (8), (9)	182,331
	Total Hotels, Restaurants & Leisure	344,950
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (8), (9)	1,548
	Media – 0.0%
9,292	Tribune Co, (8), (9)	93
	Oil, Gas & Consumable Fuels – 0.3%
23,016	Fieldwood Energy LLC, (8), (9)	2,163,504
	Professional Services – 0.2%
117,284	Skillsoft Corp, (9)	1,073,149
	Total Common Stocks (cost $7,677,401)	5,631,264

Shares	Description (1)	Value
	WARRANTS – 0.3%
	Communications Equipment – 0.0%
45,063	Avaya Holdings Corp, (8)	$91,478

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 0.3%
13,860	Fieldwood Energy LLC, (8)	$1,302,840
18,918	Fieldwood Energy LLC, (8)	146,614
36,435	Fieldwood Energy LLC, (8)	185,199
	Total Oil, Gas & Consumable Fuels	1,634,653
	Total Warrants (cost $5,005,088)	1,726,131
	Total Long-Term Investments (cost $583,786,353)	584,946,777

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.0%
	MONEY MARKET FUNDS – 2.0%
12,573,511	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	0.030% (12)	$12,573,511
	Total Investments Purchased with Collateral from Securities Lending (cost $12,573,511)		12,573,511

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.6%
	INVESTMENT COMPANIES – 3.6%
23,109,996	BlackRock Liquidity Funds T-Fund Portfolio	0.000% (13)	$23,109,996
	Total Short-Term Investments (cost $23,109,996)		23,109,996
	Total Investments (cost $619,469,860) – 97.4%		620,630,284
	Other Assets Less Liabilities – 2.6%		16,552,872
	Net Assets – 100%		$637,183,156
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$472,066,684	$ —	$472,066,684
Variable Rate Senior Loan Interests	—	99,766,648	5,756,050	105,522,698
Common Stocks	1,073,149	4,558,115	—	5,631,264
Warrants	—	1,726,131	—	1,726,131
Investments Purchased with Collateral from Securities Lending	12,573,511	—	—	12,573,511
Short-Term Investments:
Investment Companies	23,109,996	—	—	23,109,996
Total	$36,756,656	$578,117,578	$5,756,050	$620,630,284

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,108,339.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12)	The rate shown is the one-day yield as of the end of the reporting period.
(13)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Floating Rate Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 91.6%
	VARIABLE RATE SENIOR LOAN INTERESTS – 75.0% (2)
	Aerospace & Defense – 0.7%
$7,381	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$7,335,378
1,368	TransDigm, Inc., Term Loan E	2.354%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,351,001
2,040	TransDigm, Inc., Term Loan F, (DD1)	2.354%	1-Month LIBOR	2.250%	12/09/25	Ba3	2,014,527
10,789	Total Aerospace & Defense						10,700,906
	Airlines – 1.5%
3,277	AAdvantage Loyalty IP Ltd., Term Loan, (DD1)	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	3,402,044
5,910	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	5,913,162
2,889	Allegiant Travel Company, Term Loan, (DD1)	3.158%	3-Month LIBOR	3.000%	2/05/24	BB+	2,876,372
163	American Airlines, Inc., Term Loan	2.110%	3-Month LIBOR	2.000%	12/14/23	Ba3	159,977
4,087	Kestrel Bidco Inc., Term Loan B, (DD1)	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	3,979,471
790	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	835,231
2,525	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,676,500
1,737	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,747,036
21,378	Total Airlines						21,589,793
	Auto Components – 0.9%
3,234	Adient US LLC, Term Loan B	3.604%	1-Month LIBOR	3.500%	4/08/28	BB-	3,239,096
2,363	Clarios Global LP, Term Loan B	3.354%	1-Month LIBOR	3.250%	4/30/26	B1	2,353,847
310	DexKo Global Inc., Term Loan, (5)	1.875%	3-Month LIBOR	1.875%	10/04/28	B1	309,795
1,630	DexKo Global Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	10/04/28	B1	1,626,422
4,120	Driven Holdings, LLC, Term Loan B, (DD1)	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	4,125,150
1,737	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	1,738,316
13,394	Total Auto Components						13,392,626
	Automobiles – 0.1%
1,512	Wand NewCo 3, Inc., Term Loan	3.175%	3-Month LIBOR	3.000%	2/05/26	B2	1,492,462
	Banks – 0.0%
292	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	296,468
	Beverages – 0.4%
1,066	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	1,015,807
5,115	Triton Water Holdings, Inc, Term Loan, (DD1)	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	5,067,561
6,181	Total Beverages						6,083,368

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Building Products – 0.8%
$700	Anticimex International AB, Term Loan B1	4.000%	3-Month LIBOR	3.500%	11/16/28	B	$699,342
5,980	Chamberlain Group Inc, Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	10/22/28	B+	5,981,884
1,473	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,472,143
1,162	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,153,146
663	Quikrete Holdings, Inc., Term Loan, First Lien	2.604%	1-Month LIBOR	2.500%	1/31/27	BB-	656,999
1,600	Seren Bidco AB, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,606,000
11,578	Total Building Products						11,569,514
	Capital Markets – 0.7%
6,750	Astra Acquisition Corp., Term Loan, First Lien, (DD1)	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	6,643,147
506	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	493,988
2,918	Sequa Mezzanine Holdings L.L.C., Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,943,999
707	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	706,247
10,881	Total Capital Markets						10,787,381
	Chemicals – 1.3%
657	ASP Unifrax Holdings Inc, Term Loan B	3.974%	3-Month LIBOR	3.750%	12/14/25	BB	649,153
6,027	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	6,023,034
280	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	25.000%	3/18/28		280,134
5,025	Diamond (BC) B.V., Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	5,015,955
1,045	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	1,043,010
1,250	KRATON Polymers US LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,252,350
4,755	W.R. Grace & Co.-Conn., Term Loan B	4.250%	3-Month LIBOR	3.750%	9/22/28	BB+	4,769,265
19,039	Total Chemicals						19,032,901
	Commercial Services & Supplies – 3.7%
993	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	994,361
2,797	CCRR Parent, Inc, Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.750%	3/05/28	B	2,798,962
1,715	Clean Harbors Inc., Term Loan B	2.104%	1-Month LIBOR	2.000%	10/08/28	BBB-	1,716,080
1,777	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	1,780,897
133	Covanta Holding Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	133,401

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$18,069	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	$18,076,550
4,929	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	BB+	4,928,777
3,495	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	3,507,605
2,500	Herman Miller, Inc, Term Loan B, (DD1)	2.125%	1-Month LIBOR	2.000%	7/19/28	BBB-	2,500,525
440	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	434,676
746	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	746,560
705	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	706,293
3,270	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	3,271,086
5,749	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	5,750,760
995	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	999,423
4,051	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.500%	3-Month LIBOR	6.500%	2/28/25	B-	4,175,701
1,241	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	1,172,723
790	WEX Inc., Term Loan	2.354%	1-Month LIBOR	2.250%	4/01/28	Ba2	786,496
54,395	Total Commercial Services & Supplies						54,480,876
	Communications Equipment – 1.5%
2,500	Avaya, Inc., Term Loan B	4.360%	3-Month LIBOR	4.250%	12/15/27	BB	2,510,688
1,662	CommScope, Inc., Term Loan B	3.352%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,644,011
3,679	Cyxtera DC Holdings, Inc., Term Loan B, (DD1)	4.000%	6-Month LIBOR	3.000%	5/01/24	B	3,648,415
650	Delta TopCo, Inc., Term Loan, Second Lien	8.000%	3-Month LIBOR	7.250%	12/01/28	CCC	656,295
2,498	MetroNet Systems Holdings, LLC, Term Loan, First Lien, (DD1)	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	2,501,871
3,748	MLN US HoldCo LLC, Term Loan, First Lien, (DD1)	4.603%	1-Month LIBOR	4.500%	11/30/25	B3	3,631,039
2,330	Plantronics Inc, Term Loan B, (DD1)	2.604%	1-Month LIBOR	2.500%	7/02/25	Ba2	2,285,761
3,224	Riverbed Technology, Inc., Term Loan, (6)	2.000%	3-Month LIBOR	2.000%	12/07/26	N/R	3,160,872
1,018	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,019,233
492	Windstream Services, LLC, Term Loan B	7.250%	1-Month LIBOR	6.250%	9/21/27	BB	494,744
21,801	Total Communications Equipment						21,552,929
	Construction & Engineering – 1.0%
748	AECOM, Term Loan B	1.852%	1-Month LIBOR	1.750%	4/13/28	BBB-	749,996
1,052	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	1,058,498
2,977	Brown Group Holding, LLC, Term Loan B	3.000%	3-Month LIBOR	2.500%	4/22/28	B+	2,975,320
1,708	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	1,707,842
7,385	Rexnord LLC, Term Loan B, (DD1)	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	7,398,847

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,369	Traverse Midstream Partners LLC, Term Loan	0.000%		4.250%	9/27/24	N/R	$1,365,652
15,239	Total Construction & Engineering						15,256,155
	Containers & Packaging – 0.6%
2,530	Berry Global, Inc., Term Loan Z, (DD1)	1.864%	2-Month LIBOR	1.750%	7/01/26	BBB-	2,516,180
1,551	Grinding Media Inc., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/12/28	B	1,552,082
2,818	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	2,817,937
1,801	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	1,790,524
8,700	Total Containers & Packaging						8,676,723
	Distributors – 0.2%
1,745	Core & Main LP, Term Loan B	2.602%	1-Month LIBOR	2.500%	6/10/28	Ba3	1,738,355
1,711	Univar Solutions USA Inc., Term Loan B6	2.104%	1-Month LIBOR	2.000%	6/03/28	BBB-	1,707,428
3,456	Total Distributors						3,445,783
	Diversified Consumer Services – 0.3%
4,650	Cengage Learning, Inc., Term Loan B, (DD1)	5.750%	3-Month LIBOR	4.750%	7/14/26	B	4,668,646
	Diversified Financial Services – 0.9%
1,484	Avaya, Inc., Term Loan B2, (DD1)	4.110%	3-Month LIBOR	4.000%	12/15/27	N/R	1,485,469
2,270	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	455,349
3,232	Filtration Group Corporation, Term Loan, (DD1)	4.000%	1-Month LIBOR	3.500%	10/21/28	B	3,232,579
1,571	Fleetcor Technologies Operating Company, LLC, Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,554,560
1,219	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,212,652
4,922	Verscend Holding Corp., Term Loan B	4.104%	1-Month LIBOR	4.000%	8/27/25	BB-	4,926,664
14,698	Total Diversified Financial Services						12,867,273
	Diversified Telecommunication Services – 1.4%
714	Altice France S.A., Term Loan B12	3.811%	3-Month LIBOR	3.687%	1/31/26	B	708,521
9,746	Altice France S.A., Term Loan B13	4.118%	2-Month LIBOR	4.000%	8/14/26	B	9,712,205
518	CenturyLink, Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	3/15/27	BBB-	512,471
3,805	Cincinnati Bell, Inc., Term Loan B2, (DD1)	3.750%	3-Month LIBOR	3.250%	11/23/28	B+	3,809,281
612	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	613,077
3,228	Frontier Communications Corp., Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	3,230,756
750	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	750,585

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,299	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	$1,300,639
20,672	Total Diversified Telecommunication Services						20,637,535
	Electric Utilities – 0.1%
904	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	905,667
	Electrical Equipment – 0.3%
673	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	668,479
3,036	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	3,040,306
3,709	Total Electrical Equipment						3,708,785
	Electronic Equipment, Instruments & Components – 0.7%
5,000	II-VI Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	5,001,050
3,650	Mirion Technologies, Inc., Term Loan, (DD1)	3.250%	2-Month LIBOR	2.750%	10/20/28	B1	3,647,390
967	TTM Technologies, Inc., Term Loan	2.599%	3-Month LIBOR	2.500%	9/28/24	BB+	968,199
9,617	Total Electronic Equipment, Instruments & Components						9,616,639
	Energy Equipment & Services – 0.3%
3,750	Freeport LNG Investments, LLLP, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.500%	12/21/28	B+	3,718,950
620	Petroleum Geo-Services ASA, Term Loan	7.724%	3-Month LIBOR	7.500%	3/19/24	N/R	557,379
4,370	Total Energy Equipment & Services						4,276,329
	Entertainment – 1.1%
1,714	AMC Entertainment Holdings, Inc. , Term Loan B	3.103%	1-Month LIBOR	3.000%	4/22/26	B-	1,550,277
1,301	Crown Finance US, Inc., Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	1,010,675
338	Crown Finance US, Inc., Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	258,649
169	Crown Finance US, Inc., Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	181,197
123	Lions Gate Capital Holdings LLC, Term Loan A	1.854%	1-Month LIBOR	1.750%	4/06/26	Ba2	118,742
1,332	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.602%	1-Month LIBOR	2.500%	7/03/25	BB-	1,327,797
4,250	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	4,256,651
5,111	NASCAR Holdings, Inc, Term Loan B, (DD1)	2.604%	1-Month LIBOR	2.500%	10/18/26	BB+	5,110,499
2,047	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.860%	1-Month LIBOR	2.750%	5/16/25	B	2,008,233
16,385	Total Entertainment						15,822,720

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Equity Real Estate Investment Trust – 0.1%
$1,500	Installed Building Products Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	$1,503,128
	Food & Staples Retailing – 1.2%
4,915	CHG PPC Parent LLC, Term Loan	3.500%	3-Month LIBOR	3.000%	12/08/28	B1	4,905,784
3,302	H Food Holdings LLC, Term Loan B, (DD1)	3.792%	1-Month LIBOR	3.688%	5/31/25	B2	3,285,289
120	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	120,209
3,242	Packaging Coordinators Midco, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	11/30/27	B2	3,245,886
6,610	US Foods, Inc., Term Loan B, (DD1)	2.860%	1-Month LIBOR	2.750%	11/22/28	BB	6,614,958
18,189	Total Food & Staples Retailing						18,172,126
	Food Products – 0.2%
3,400	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	3,388,321
	Health Care Equipment & Supplies – 2.7%
2,678	Agiliti Health, Inc, Term Loan	2.875%	3-Month LIBOR	2.750%	1/04/26	B+	2,668,085
730	Agiliti Health, Inc, Term Loan	3.500%	3-Month LIBOR	2.750%	1/04/26	B+	728,656
1,454	Carestream Health Inc., Term Loan	7.750%	1-Month LIBOR	6.750%	5/08/23	B1	1,460,825
62	Lifescan Global Corporation, Term Loan, First Lien	6.130%	3-Month LIBOR	6.000%	10/01/24	B	60,557
32,500	Medline Borrower, LP, Term Loan B, (DD1)	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	32,529,412
1,220	Viant Medical Holdings, Inc., Term Loan, First Lien	3.854%	1-Month LIBOR	3.750%	7/02/25	B3	1,154,949
837	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	690,594
39,481	Total Health Care Equipment & Supplies						39,293,078
	Health Care Providers & Services – 6.4%
1,489	ADMI Corp., Term Loan B2	3.875%	1-Month LIBOR	3.375%	12/23/27	B	1,481,306
5,845	AHP Health Partners, Inc., Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	5,854,498
977	BW NHHC Holdco, Inc., Term Loan, First Lien	5.160%	3-Month LIBOR	5.000%	5/15/25	Caa1	836,533
2,938	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	2,941,677
3,500	Electron BidCo Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	11/01/28	B1	3,495,940
3,891	Envision Healthcare Corporation, Term Loan, First Lien	3.854%	1-Month LIBOR	3.750%	10/10/25	CCC+	3,143,110
1,673	EyeCare Partners, LLC, Term Loan	3.974%	3-Month LIBOR	3.750%	2/20/27	B	1,665,974
3,005	Gates Global LLC, Term Loan B3, (DD1)	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	3,002,337
1,708	Global Medical Response, Inc., Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	1,703,896
4,512	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	4,500,091
1,265	ICU Medical Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,268,422

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$400	Medical Solutions L.L.C., Term Loan	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	$400,072
2,100	Medical Solutions L.L.C., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	11/01/28	B1	2,100,378
1	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B	1,194
1	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B	1,078
1,308	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,309,792
3,528	Phoenix Guarantor Inc, Term Loan B, (DD1)	3.354%	1-Month LIBOR	3.250%	3/05/26	B1	3,510,387
995	Phoenix Guarantor Inc, Term Loan B3	3.604%	1-Month LIBOR	3.500%	3/05/26	B1	992,264
234	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	228,258
25,287	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (DD1)	3.852%	1-Month LIBOR	3.750%	11/16/25	B1	25,299,723
5,439	Select Medical Corporation, Term Loan B, (DD1)	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	5,415,682
748	Sound Inpatient Physicians, Term Loan B	3.500%	1-Month LIBOR	3.000%	6/28/25	Ba3	748,592
14,314	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	14,327,066
4,662	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	3.750%	1-Month LIBOR	2.750%	2/06/24	B	4,470,706
4,400	US Radiology Specialists Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	4,403,432
1,514	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	1,514,743
95,734	Total Health Care Providers & Services						94,617,151
	Health Care Technology – 0.8%
1,966	Carestream Health, Inc., Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	8.000%	3-Month LIBOR	8.000%	8/05/23	CCC+	1,924,105
6,149	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	6,150,459
2,262	Zelis Healthcare Corporation, Term Loan, (DD1)	3.599%	1-Month LIBOR	3.500%	9/30/26	B	2,249,996
533	Zelis Healthcare Corporation, Term Loan	3.599%	1-Month LIBOR	3.500%	9/30/26	B	531,168
1,467	Zelis Healthcare Corporation, Term Loan B	3.599%	1-Month LIBOR	3.500%	9/30/26	B	1,460,712
12,377	Total Health Care Technology						12,316,440
	Hotels, Restaurants & Leisure – 8.5%
329	24 Hour Fitness Worldwide, Inc., Term Loan, (cash 0.220%, PIK 5.000%)	5.220%	3-Month LIBOR	5.000%	12/29/25	B3	243,985
132	24 Hour Fitness Worldwide, Inc., Term Loan	3.000%	3-Month LIBOR	2.000%	9/29/26	N/R	131,066

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,379	Alterra Mountain Company, Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	$1,379,044
2,946	Alterra Mountain Company, Term Loan B1	2.853%	1-Month LIBOR	2.750%	7/31/24	B	2,917,679
19,602	B.C. Unlimited Liability Company, Term Loan B4, (DD1)	1.854%	1-Month LIBOR	1.750%	11/19/26	BB+	19,369,550
1,597	Boyd Gaming Corporation, Term Loan B3	2.354%	1-Month LIBOR	2.250%	9/15/23	BB	1,598,478
7,778	Caesars Resort Collection, LLC, Term Loan B, First Lien, (DD1)	2.851%	1-Month LIBOR	2.750%	12/22/24	B+	7,747,123
2,101	Caesars Resort Collection, LLC, Term Loan B1, (DD1)	3.604%	1-Month LIBOR	3.500%	7/20/25	B+	2,105,133
4,969	Carnival Corporation, Term Loan B	3.750%	3-Month LIBOR	3.000%	6/30/25	Ba2	4,938,105
3,850	Carnival Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/18/28	Ba2	3,824,340
245	Churchill Downs Incorporated, Term Loan B	2.104%	1-Month LIBOR	2.000%	12/27/24	BBB-	244,286
7,341	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	7,084,564
368	Crown Finance US Inc, Term Loan, (cash 7.132%, PIK 8.250%)	7.132%	6-Month LIBOR	7.000%	5/23/24	B-	441,651
4,687	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	4,470,244
583	Equinox Holdings, Inc., Term Loan, Second Lien	8.000%	3-Month LIBOR	7.000%	3/08/25	CC	524,266
2,244	Everi Holdings Inc., Term Loan B, (DD1)	3.000%	1-Month LIBOR	2.500%	8/03/28	BB+	2,243,769
26	Golden Nugget, Inc., Term Loan	13.000%	1-Month LIBOR	12.000%	10/04/23	N/R	28,407
8,892	Golden Nugget, Inc., Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	8,851,675
7,610	Golden Nugget, Inc., Term Loan B, (DD1)	3.250%	3-Month LIBOR	2.500%	10/04/23	B	7,575,159
2,743	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	2,749,640
1,169	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	1,177,795
1,037	Playtika Holding Corp, Term Loan	2.854%	1-Month LIBOR	2.750%	3/11/28	BB	1,034,352
13,344	Scientific Games International, Inc., Term Loan B5, (DD1)	2.854%	1-Month LIBOR	2.750%	8/14/24	B+	13,317,303
3,242	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	3,234,111
17,296	Stars Group Holdings B.V. (The), Term Loan	2.474%	3-Month LIBOR	2.250%	7/10/25	BBB	17,255,406
1,547	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,536,138
8,500	Twin River Worldwide Holdings, Inc., Term Loan B, (DD1)	3.750%	6-Month LIBOR	3.250%	10/01/28	BB+	8,514,747
125,557	Total Hotels, Restaurants & Leisure						124,538,016
	Household Durables – 0.5%
250	AI Aqua Merger Sub Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	251,004

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$2,000	AI Aqua Merger Sub, Inc., Term Loan B, First Lien, (DD1)	4.500%	1-Month LIBOR	4.000%	7/30/28	B	$2,008,030
2,776	Apex Tool Group, LLC, Term Loan B, (DD1)	6.750%	1-Month LIBOR	5.500%	8/21/24	Caa1	2,730,593
92	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	3-Month LIBOR	7.500%	8/10/23	B	93,280
605	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	3-Month LIBOR	7.500%	8/10/23	B-	569,373
56	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	55,815
1,838	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	1,843,416
7,617	Total Household Durables						7,551,511
	Household Products – 0.1%
1,020	Illuminate Merger Sub Corp., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	1,013,467
	Independent Power & Renewable Electricity Producers – 0.1%
1,080	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,079,476
	Industrial Conglomerates – 0.0%
646	Emerald Expositions Holding, Inc., Term Loan B	2.604%	1-Month LIBOR	2.500%	5/22/24	B	620,708
	Insurance – 2.2%
3,778	Acrisure, LLC, Term Loan B	3.724%	3-Month LIBOR	3.500%	2/15/27	B	3,741,931
1,466	Alliant Holdings Intermediate, LLC, Term Loan B	3.354%	1-Month LIBOR	3.250%	5/10/25	B	1,453,197
3,570	Alliant Holdings Intermediate, LLC, Term Loan B4, (DD1)	4.000%	1-Month LIBOR	3.500%	11/12/27	B	3,570,540
3,000	Asurion LLC, Term Loan B4, Second Lien	5.354%	1-Month LIBOR	5.250%	1/15/29	B	2,991,570
4,828	Asurion LLC, Term Loan B6, (DD1)	3.229%	1-Month LIBOR	3.125%	11/03/23	Ba3	4,822,284
400	Asurion LLC, Term Loan B8	3.354%	1-Month LIBOR	3.250%	12/23/26	Ba3	397,884
997	Broadstreet Partners, Inc., Term Loan B	3.104%	1-Month LIBOR	3.000%	1/27/27	B1	986,295
3,990	Broadstreet Partners, Inc., Term Loan B2, (DD1)	3.750%	1-Month LIBOR	3.250%	1/27/27	B1	3,967,556
1,647	Hub International Limited, Term Loan B	2.974%	3-Month LIBOR	2.750%	4/25/25	B	1,630,734
4,898	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	4,903,485
3,618	USI, Inc., Term Loan	3.224%	3-Month LIBOR	3.000%	5/16/24	B	3,594,286
977	USI, Inc., Term Loan B	3.474%	3-Month LIBOR	3.250%	12/02/26	B	972,018
33,169	Total Insurance						33,031,780
	Interactive Media & Services – 0.9%
569	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	566,193

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$726	Mission Broadcasting, Inc., Term Loan B	2.599%	3-Month LIBOR	2.500%	6/03/28	BBB-	$725,273
11,836	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	11,762,836
13,131	Total Interactive Media & Services						13,054,302
	Internet & Direct Marketing Retail – 0.1%
1,992	CNT Holdings I Corp, Term Loan, (DD1)	4.250%	3-Month LIBOR	3.750%	11/08/27	B	1,996,230
	Internet Software & Services – 0.8%
2,775	Banff Merger Sub Inc, Term Loan	3.974%	3-Month LIBOR	3.750%	10/02/25	B2	2,761,530
5,592	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	5,618,292
3,391	IGT Holding IV AB, Term Loan B2, (DD1)	4.000%	3-Month LIBOR	3.500%	3/29/28	B	3,388,532
11,758	Total Internet Software & Services						11,768,354
	IT Services – 1.6%
1,353	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,356,418
4,085	CCC Intelligent Solutions Inc., Term Loan B, (DD1)	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	4,086,920
732	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	720,783
1,008	Intrado Corporation, Term Loan	5.000%	2-Month LIBOR	4.000%	10/10/24	B2	959,220
4,884	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	4,648,296
1,312	KBR, Inc., Term Loan B	2.854%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,314,674
1,746	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,743,713
397	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	397,081
4,734	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,713,605
763	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	758,945
2,182	Tempo Acquisition LLC, Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	2,187,632
1,250	Vision Solutions, Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	5/28/28	B2	1,250,000
24,446	Total IT Services						24,137,287
	Leisure Products – 0.3%
3,477	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	3,466,305
109	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	109,227
636	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	637,159
182	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	182,046
4,404	Total Leisure Products						4,394,737
	Life Sciences Tools & Services – 3.0%
1,332	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	1,332,635
1,196	Curia Global, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	8/30/26	B	1,199,550

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Life Sciences Tools & Services (continued)
$6,954	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	$6,965,074
1,707	ICON Luxembourg S.A.R.L., Term Loan, (DD1)	2.750%	3-Month LIBOR	2.250%	7/01/28	BB+	1,709,476
33,001	Parexel International Corporation, Term Loan, First Lien, (DD1)	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	33,046,541
44,190	Total Life Sciences Tools & Services						44,253,276
	Machinery – 1.1%
6,000	Ali Group Srl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	5,970,840
1,322	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,324,442
5	Gardner Denver, Inc., Term Loan B2	1.854%	1-Month LIBOR	1.750%	2/28/27	BB+	5,002
950	Madison Safety & Flow LLC., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	951,187
2,449	Standard Industries Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	2,453,677
987	Star US Bidco LLC, Term Loan B	5.250%	1-Month LIBOR	4.250%	3/17/27	B-	986,888
2,902	Vertical US Newco Inc, Term Loan B, (DD1)	4.000%	6-Month LIBOR	3.500%	7/31/27	B+	2,907,966
1,769	Vertiv Group Corporation, Term Loan B	2.844%	1-Month LIBOR	2.750%	3/02/27	BB-	1,760,429
16,384	Total Machinery						16,360,431
	Marine – 0.2%
2,758	HGIM Corp., Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	2,330,819
	Media – 7.8%
640	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	643,200
378	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	376,493
3,234	Cable One, Inc., Term Loan B4	2.102%	1-Month LIBOR	2.000%	5/03/28	BB+	3,239,775
1,510	Cablevision Lightpath LLC, Term Loan B	3.750%	3-Month LIBOR	3.250%	12/01/27	B+	1,509,561
280	Checkout Holding Corp., Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	268,492
505	Checkout Holding Corp., Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	259,707
18,840	Clear Channel Outdoor Holdings, Inc., Term Loan B, (DD1)	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	18,606,432
6,894	CSC Holdings, LLC, Term Loan	2.360%	3-Month LIBOR	2.250%	1/15/26	BB	6,815,062
5,487	CSC Holdings, LLC, Term Loan B1	2.360%	3-Month LIBOR	2.250%	7/17/25	BB	5,411,134
3,852	CSC Holdings, LLC, Term Loan B5	2.610%	3-Month LIBOR	2.500%	4/15/27	BB	3,809,039
876	Diamond Sports Group, LLC, Term Loan	3.353%	1-Month LIBOR	3.250%	8/24/26	Caa1	411,605
11,733	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	11,758,862
5,000	Dotdash Meredith Inc, Term Loan B	4.500%	3-Month LIBOR	4.000%	11/23/28	BB-	5,009,375
995	Gray Television, Inc., Term Loan B	2.349%	3-Month LIBOR	2.250%	2/07/24	BB+	993,498

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$507	Gray Television, Inc., Term Loan C	2.599%	1-Month LIBOR	2.500%	1/02/26	BB+	$504,042
21	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	20,999
8,789	iHeartCommunications, Inc., Term Loan	3.104%	1-Month LIBOR	3.000%	5/01/26	B+	8,740,320
6,264	Intelsat Jackson Holdings S.A., Term Loan, (5), (6)	5.750%	3-Month LIBOR	4.750%	7/13/22	N/R	6,273,239
12,942	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	12,944,417
1,805	LCPR Loan Financing LLC, Term Loan B	3.860%	3-Month LIBOR	3.750%	10/15/28	BB+	1,815,819
2,484	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	2,476,411
2,079	Nexstar Broadcasting, Inc., Term Loan B3, (DD1)	2.354%	1-Month LIBOR	2.250%	1/17/24	BBB-	2,078,394
7,835	Radiate Holdco, LLC, Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.250%	9/25/26	B1	7,818,703
1,570	Sinclair Television Group Inc., Term Loan B1	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	1,553,662
2,469	Virgin Media Bristol LLC, Term Loan N, (DD1)	2.610%	3-Month LIBOR	2.500%	1/31/28	BB+	2,449,976
3,930	WideOpenWest Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,930,806
4,871	Ziggo Financing Partnership, Term Loan I, (DD1)	2.610%	3-Month LIBOR	2.500%	4/30/28	BB	4,825,406
115,790	Total Media						114,544,429
	Multiline Retail – 0.1%
165	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	164,918
751	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	553,236
1,224	EG America LLC, Term Loan	4.224%	3-Month LIBOR	4.000%	2/05/25	B-	1,221,285
2,140	Total Multiline Retail						1,939,439
	Office Electronics – 0.0%
315	Pitney Bowes Inc, Term Loan	4.100%	1-Month LIBOR	4.000%	3/19/28	BBB-	315,188
	Oil, Gas & Consumable Fuels – 1.5%
396	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	395,621
4,295	Buckeye Partners, L.P., Term Loan B, (DD1)	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	4,284,539
443	Citgo Petroleum Corporation, Term Loan B	7.250%	3-Month LIBOR	6.250%	3/28/24	BB	443,968
1,523	Delek US Holdings, Inc., Term Loan B	2.352%	1-Month LIBOR	2.250%	3/30/25	BB+	1,482,369
467	Delek US Holdings, Inc., Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	468,863
39	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	39,125

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$359	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	$360,151
7,165	Gulf Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	6,719,004
5,030	QuarterNorth Energy Holding Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	5,056,949
2,350	TransMontaigne Operating Company L.P., Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	11/05/28	BB	2,363,219
22,067	Total Oil, Gas & Consumable Fuels						21,613,808
	Paper & Forest Products – 0.2%
1,279	Asplundh Tree Expert, LLC, Term Loan B	1.854%	1-Month LIBOR	1.750%	9/04/27	BBB-	1,275,239
1,490	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,495,140
2,769	Total Paper & Forest Products						2,770,379
	Personal Products – 0.4%
998	Conair Holdings, LLC, Term Loan B	3.970%	3-Month LIBOR	3.750%	5/17/28	B1	999,191
2,259	Journey Personal Care Corp., Term Loan B, (DD1)	5.500%	3-Month LIBOR	4.250%	3/01/28	B	2,261,160
1	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	702
4,056	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	3,219,671
7,314	Total Personal Products						6,480,724
	Pharmaceuticals – 3.6%
11,280	Bausch Health Companies Inc., Term Loan B, (DD1)	3.104%	1-Month LIBOR	3.000%	6/02/25	BB	11,241,928
2,720	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	2,727,212
8,400	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	8,192,033
2,409	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,418,360
9,552	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	9,599,187
3,500	LSCS Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	3,505,250
4,749	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	6.000%	3-Month LIBOR	5.250%	9/24/24	D	4,455,500
1,561	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	3-Month LIBOR	5.500%	2/24/25	D	1,464,330
9,405	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	9,427,378
53,576	Total Pharmaceuticals						53,031,178
	Professional Services – 1.2%
5,449	Ceridian HCM Holding Inc., Term Loan B, (DD1)	2.577%	1-Week LIBOR	2.500%	4/30/25	B+	5,394,998
737	Creative Artists Agency, LLC , Term Loan B	3.852%	1-Month LIBOR	3.750%	11/26/26	B	735,954

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Professional Services (continued)
$1,179	Dun & Bradstreet Corporation (The), Term Loan	3.351%	1-Month LIBOR	3.250%	2/08/26	BB+	$1,175,724
2,111	Nielsen Finance LLC, Term Loan B4, (DD1)	2.102%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,112,118
3,491	Tempo Acquisition LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/31/28	BB-	3,507,257
5,500	Trans Union, LLC, Term Loan B6, (DD1)	2.750%	1-Month LIBOR	2.250%	12/01/28	BBB-	5,493,125
18,467	Total Professional Services						18,419,176
	Real Estate Management & Development – 0.1%
1,518	Forest City Enterprises, L.P., Term Loan B	3.601%	1-Month LIBOR	3.500%	12/07/25	B2	1,500,622
	Road & Rail – 1.1%
904	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	905,094
1,687	First Student Bidco Inc, Term Loan B	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	1,682,434
623	First Student Bidco Inc, Term Loan C	4.000%	3-Month LIBOR	3.000%	7/21/28	BB+	620,832
2,404	Fly Funding II S.a.r.l., Term Loan B	1.900%	3-Month LIBOR	1.750%	8/09/25	BB+	2,356,293
3	Genesee & Wyoming Inc. (New), Term Loan	2.224%	3-Month LIBOR	2.000%	12/30/26	BB+	3,103
8,839	Hertz Corporation, (The), Term Loan B, (DD1)	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	8,858,059
1,669	Hertz Corporation, (The), Term Loan C, (DD1)	3.750%	1-Month LIBOR	3.250%	6/30/28	BB+	1,672,991
16,129	Total Road & Rail						16,098,806
	Semiconductors & Semiconductor Equipment – 1.1%
7,013	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	5,434,961
165	MACOM Technology Solutions Holdings, Inc., Term Loan	2.354%	1-Month LIBOR	2.250%	5/19/24	BB	164,642
8,097	MKS Instruments, Inc., Term Loan B6, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	8,089,915
710	Synaptics Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	709,666
1,150	Ultra Clean Holdings, Inc, Term Loan B	3.854%	1-Month LIBOR	3.750%	8/27/25	B1	1,152,340
17,135	Total Semiconductors & Semiconductor Equipment						15,551,524
	Software – 6.1%
1,471	Applied Systems, Inc., Term Loan, First Lien	3.474%	3-Month LIBOR	3.250%	9/19/24	B2	1,471,955
3,421	AppLovin Corporation, Term Loan B	3.500%	1-Month LIBOR	3.000%	10/21/28	B+	3,420,347
1,318	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	1,323,306
3,309	Camelot U.S. Acquisition 1 Co., Term Loan B, (DD1)	3.104%	1-Month LIBOR	3.000%	10/31/26	B1	3,290,162
990	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	990,619
2,488	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,493,283

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,266	Emerald TopCo Inc, Term Loan	3.629%	3-Month LIBOR	3.500%	7/25/26	B	$1,262,083
6,234	Epicor Software Corporation, Term Loan, (DD1)	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	6,237,066
13,536	Finastra USA, Inc., Term Loan, First Lien, (DD1)	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	13,493,360
558	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	534,368
7,900	Informatica LLC, Term Loan B	2.875%	1-Month LIBOR	2.750%	10/14/28	BB-	7,885,187
2,330	Instructure Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	10/29/28	BB+	2,324,175
807	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	743,622
1,235	IQVIA Inc., Term Loan B3	1.974%	3-Month LIBOR	1.750%	6/11/25	BBB-	1,231,938
616	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	625,860
1,321	MA FinanceCo., LLC, Term Loan B3, (DD1)	2.854%	1-Month LIBOR	2.750%	6/21/24	BB+	1,312,958
2,317	McAfee, LLC, Term Loan B	3.852%	1-Month LIBOR	3.750%	9/29/24	BB+	2,321,601
2,104	Perforce Software, Inc., Term Loan B, (DD1)	3.854%	1-Month LIBOR	3.750%	7/01/26	B2	2,090,851
1,746	Polaris Newco LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	1,747,711
3,806	Proofpoint, Inc., Term Loan, First Lien, (DD1)	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	3,796,200
1,710	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	1,707,067
8,923	Seattle Spinco, Inc., Term Loan B3, (DD1)	2.854%	1-Month LIBOR	2.750%	6/21/24	BB+	8,866,269
4,180	Sophia, L.P., Term Loan B	4.500%	3-Month LIBOR	3.500%	10/07/27	B	4,184,050
871	SS&C European Holdings Sarl, Term Loan B4	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	862,407
1,073	SS&C Technologies Inc., Term Loan B3	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	1,062,377
1,152	SS&C Technologies Inc., Term Loan B5	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	1,141,247
3,990	Tibco Software Inc., Term Loan B3, (DD1)	3.852%	1-Month LIBOR	3.750%	7/03/26	B+	3,964,937
8,038	Ultimate Software Group Inc (The), Term Loan, (DD1)	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	8,009,449
1,065	Ultimate Software Group Inc (The), Term Loan, Second Lien	5.750%	1-Month LIBOR	5.250%	5/03/27	Caa1	1,071,438
89,775	Total Software						89,465,893
	Specialty Retail – 1.7%
1,265	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	1,270,379
4,022	Birkenstock GmbH & Co. KG, Term Loan B, (DD1)	3.750%	6-Month LIBOR	3.250%	4/28/28	BB-	4,017,025
2,195	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	2,176,609
478	LBM Acquisition LLC, Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	474,584
240	LBM Acquisition LLC, Term Loan B2, (5)	4.500%	3-Month LIBOR	3.750%	12/18/27	B+	237,888
12,010	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	12,043,659

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$3,990	Restoration Hardware, Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	10/15/28	BB	$3,987,008
657	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	635,992
24,857	Total Specialty Retail						24,843,144
	Technology Hardware, Storage & Peripherals – 0.2%
2,616	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	2,595,938
992	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	994,624
3,608	Total Technology Hardware, Storage & Peripherals						3,590,562
	Textiles, Apparel & Luxury Goods – 0.1%
1,485	Canada Goose Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	BB	1,489,981
	Transportation Infrastructure – 0.2%
2,250	KKR Apple Bidco, LLC, Term Loan, (DD1)	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	2,245,939
	Wireless Telecommunication Services – 0.3%
2,764	Altice Financing SA, Term Loan, First Lien	2.874%	3-Month LIBOR	2.750%	1/31/26	B	2,738,503
1,746	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	1,747,650
4,510	Total Wireless Telecommunication Services						4,486,153
$1,116,178	Total Variable Rate Senior Loan Interests (cost $1,101,883,169)						1,104,669,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.0%
	Airlines – 0.2%
$3,500	United Airlines Inc, 144A	4.625%	4/15/29	Ba1	$3,609,375
	Auto Components – 0.2%
500	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	510,000
2,210	Adient US LLC, 144A	9.000%	4/15/25	BB-	2,348,125
2,710	Total Auto Components				2,858,125
	Chemicals – 0.1%
1,425	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	1,510,500
	Commercial Services & Supplies – 1.5%
4,300	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	4,472,000
2,000	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	2,017,500
2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB-	2,128,290
10,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	11,273,535

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$2,250	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	$2,345,625
21,050	Total Commercial Services & Supplies				22,236,950
	Communications Equipment – 0.4%
1,500	CommScope Inc, 144A	6.000%	3/01/26	Ba3	1,545,000
1,000	CommScope Inc, 144A	8.250%	3/01/27	B3	1,027,690
3,000	Viasat Inc, 144A	6.500%	7/15/28	BB-	3,007,500
5,500	Total Communications Equipment				5,580,190
	Diversified Telecommunication Services – 0.8%
5,284	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	5,587,830
3,900	Lumen Technologies Inc	5.800%	3/15/22	BB	3,929,250
2,500	Lumen Technologies Inc	6.750%	12/01/23	BB	2,700,000
11,684	Total Diversified Telecommunication Services				12,217,080
	Electric Utilities – 0.4%
5,340	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	6,675
496	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	507,695
497	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	517,266
4,750	PG&E Corp	5.000%	7/01/28	BB	4,996,145
11,083	Total Electric Utilities				6,027,781
	Electronic Equipment, Instruments & Components – 0.3%
4,250	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	4,360,713
	Energy Equipment & Services – 0.4%
5,300	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	5,398,368
	Equity Real Estate Investment Trust – 0.6%
3,000	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	3,016,500
5,565	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	5,808,469
8,565	Total Equity Real Estate Investment Trust				8,824,969
	Gas Utilities – 0.0%
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	246,250
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	213,750
500	Total Gas Utilities				460,000
	Health Care Equipment & Supplies – 0.4%
5,500	Legacy LifePoint Health LLC, 144A	6.750%	4/15/25	B1	5,733,750
	Health Care Providers & Services – 2.5%
585	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	614,981
350	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	378,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,250	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	BB-	$2,399,063
1,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,018,750
2,000	Global Medical Response Inc, 144A	6.500%	10/01/25	B	2,020,000
1,901	HCA Inc	5.375%	2/01/25	Baa3	2,089,199
9,086	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	9,154,145
2,855	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,840,725
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	528,350
1,000	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	941,250
412	Tenet Healthcare Corp	4.625%	7/15/24	B+	417,150
2,500	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB-	2,556,250
2,750	Tenet Healthcare Corp, 144A	4.875%	1/01/26	B+	2,824,607
5,000	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	5,137,500
3,500	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	3,696,735
35,689	Total Health Care Providers & Services				36,616,705
	Hotels, Restaurants & Leisure – 1.3%
9,730	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	10,212,851
3,500	Life Time Inc, 144A	5.750%	1/15/26	B	3,622,500
2,400	MGM Resorts International	7.750%	3/15/22	Ba3	2,430,000
1,500	Scientific Games International Inc, 144A	8.625%	7/01/25	B-	1,601,250
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.500%	3/01/25	B+	1,545,000
18,630	Total Hotels, Restaurants & Leisure				19,411,601
	Insurance – 0.3%
4,600	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	4,600,000
	Media – 2.9%
1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.000%	2/01/28	BB+	1,040,000
2,900	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	3,103,000
2,350	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	2,508,625
3,250	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	3,359,688
1,955	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	977,500
2,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	560,000
2,000	DISH DBS Corp	5.000%	3/15/23	B-	2,050,000
6,000	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	6,094,710
1,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,045,000
1,505	iHeartCommunications Inc	6.375%	5/01/26	B+	1,561,633

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$1,502	iHeartCommunications Inc	8.375%	5/01/27	CCC+	$1,583,487
7,000	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	7,280,700
715	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	5,362
3,250	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	3,266,250
2,500	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	2,475,000
5,000	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	5,116,400
1,250	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,335,937
45,177	Total Media				43,363,292
	Oil, Gas & Consumable Fuels – 0.9%
2,000	Callon Petroleum Co, 144A	9.000%	4/01/25	BB-	2,160,000
972	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	9.250%	7/15/24	B+	1,049,760
1,500	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,507,500
1,500	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,543,635
500	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB-	545,625
1,000	Laredo Petroleum Inc	9.500%	1/15/25	B	1,020,000
4,000	Matador Resources Co	5.875%	9/15/26	BB-	4,120,000
1,000	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	951,250
12,472	Total Oil, Gas & Consumable Fuels				12,897,770
	Pharmaceuticals – 1.0%
5,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	5,265,900
2,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B-	1,968,840
3,750	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	3,817,200
1,000	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	1,016,250
1,981	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	2,024,443
13,731	Total Pharmaceuticals				14,092,633
	Software – 0.6%
8,024	Avaya Inc, 144A	6.125%	9/15/28	BB	8,505,440
	Specialty Retail – 0.2%
2,200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	2,389,750
$221,590	Total Corporate Bonds (cost $220,953,478)				220,694,992

Shares	Description (1)	Value
	COMMON STOCKS – 1.2%
	Banks – 0.0%
28,137	iQor US Inc, (8), (9)	$206,328

Shares	Description (1)	Value
	Communications Equipment – 0.1%
24,672	Windstream Services PE LLC, (8), (9)	$468,768
	Construction & Engineering – 0.0%
4,761	TNT Crane & Rigging Inc, (8), (9)	7,141
2,687	TNT Crane & Rigging Inc, (8), (9)	47,246
	Total Construction & Engineering	54,387
	Diversified Consumer Services – 0.0%
17,726	Cengage Learning Holdings II Inc, (8), (9)	316,108
	Diversified Telecommunication Services – 0.0%
18,781	Windstream Services PE LLC, (8), (9)	314,582
	Electric Utilities – 0.4%
115,290	Energy Harbor Corp, (8), (9), (10)	5,370,554
	Energy Equipment & Services – 0.0%
76,990	Transocean Ltd, (9)	212,492
5,884	Vantage Drilling International, (8), (9)	30,156
	Total Energy Equipment & Services	242,648
	Health Care Providers & Services – 0.0%
61,430	Millennium Health LLC, (7), (9)	32,128
57,666	Millennium Health LLC, (7), (9)	24,392
	Total Health Care Providers & Services	56,520
	Hotels, Restaurants & Leisure – 0.0%
76,044	24 Hour Fitness Worldwide Inc, (8)	142,582
159,883	24 Hour Fitness Worldwide Inc, (8), (9)	159,883
	Total Hotels, Restaurants & Leisure	302,465
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (8), (9)	17,820
	Marine – 0.0%
1,018	ACBL HLDG CORP, (8), (9)	25,450
	Media – 0.0%
7	Cumulus Media Inc, (9)	79
	Multiline Retail – 0.0%
99	Belk Inc, (8), (9)	1,881
	Oil, Gas & Consumable Fuels – 0.6%
8,735	California Resources Corp	373,072
85,364	Fieldwood Energy LLC, (8), (9)	8,024,216

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
3,891	Whiting Petroleum Corp, (9)	$251,670
	Total Oil, Gas & Consumable Fuels	8,648,958
	Professional Services – 0.1%
109,621	Skillsoft Corp, (9)	1,003,032
	Total Common Stocks (cost $22,661,759)	17,029,580

Shares	Description (1)	Value
	WARRANTS – 0.4%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (8)	$32,699
	Marine – 0.0%
1,071	ACBL HLDG CORP, (8)	26,775
3,984	ACBL HLDG CORP, (8)	100,596
3,029	ACBL HLDG CORP, (8)	75,725
23,904	American Commercial Barge Line LLC, (8)	5,976
	Total Marine	209,072
	Industrial Conglomerates – 0.0%
18,174	American Commercial Barge Line LLC, (8)	6,361
	Oil, Gas & Consumable Fuels – 0.4%
500	California Resources Corp	6,200
55,057	Fieldwood Energy LLC, (8)	5,175,358
28,708	Fieldwood Energy LLC, (8)	222,487
55,290	Fieldwood Energy LLC, (8)	281,039
	Total Oil, Gas & Consumable Fuels	5,685,084
	Entertainment – 0.0%
90,106	Cineworld Warrant, (8)	29,285
	Total Warrants (cost $2,155,035)	5,962,501

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%
	Communications Equipment – 0.0%
28,482	Riverbed Technology Inc, (8), (9)	0.000%	N/R	$541,156
	Marine – 0.0%
3,789	ACBL HLDG CORP, (8), (9)	0.000%	N/R	95,672
4,313	ACBL HLDG CORP, (8), (9)	0.000%	N/R	107,825
	Total Marine			203,497
	Total Convertible Preferred Securities (cost $822,217)			744,653
	Total Long-Term Investments (cost $1,348,475,658)			1,349,100,788

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 15.2%
	INVESTMENT COMPANIES – 15.2%
223,937,216	BlackRock Liquidity Funds T-Fund Portfolio	0.000% (11)	$223,937,216
	Total Short-Term Investments (cost $223,937,216)		223,937,216
	Total Investments (cost $1,572,412,874) – 106.8%		1,573,038,004
	Other Assets Less Liabilities – (6.8)%		(99,479,422)
	Net Assets – 100%		$1,473,558,582
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,101,449,391	$3,219,671	$1,104,669,062
Corporate Bonds	—	220,694,992	—	220,694,992
Common Stocks	1,840,345	15,132,715	56,520	17,029,580
Warrants	6,200	5,956,301	—	5,962,501
Convertible Preferred Securities	—	744,653	—	744,653
Short-Term Investments:
Investment Companies	223,937,216	—	—	223,937,216
Total	$225,783,761	$1,343,978,052	$3,276,191	$1,573,038,004

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.